Segment Information - Selected Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Net sales	$ 223,413	$ 171,144	$ 409,841	$ 326,475	$ 698,144	$ 550,846
Adjusted EBITDA	13,293	11,183	24,687	19,492	47,174	33,595
Interest expense, net	8,813	8,261	16,861	15,669	32,549	25,229
Income tax benefit	(1,499)	(502)	(3,083)	(1,443)	(3,368)	(17,545)
Depreciation and amortization	5,952	6,071	11,966	12,314	25,501	23,838
Acquisition, restructuring and integration expense	2,304	926	4,787	1,943	8,835	22,355
Management and consulting fees	866	1,595	2,201	3,200	6,382	5,317
Equity-based compensation	308	306	479	612	1,223	1,553
Mark-to-market adjustments	1,395	(2)	250	(1,975)	(3,585)	(217)
Loss (gain) on disposal of property, plant and equipment	184	(25)	289	243	243	7,750
Other	(789)	621	(1,461)	1,121	702	6,665
Net loss	(5,819)	(6,068)	(10,524)	(12,192)	(21,308)	(128,865)
Total assets	661,446	562,763	661,446	562,763	593,020	548,140
Operating Segments | Beverage Solutions.
Segment Information
Net sales	170,865	134,405	319,226	261,668	551,013	424,906
Adjusted EBITDA	12,471	10,330	22,891	18,462	41,468	28,802
Total assets	546,449	493,686	546,449	493,686	510,751	488,577
Operating Segments | Sustainable, Sourcing and Traceability
Segment Information
Net sales	58,459	41,322	106,232	74,021	170,035	150,577
Adjusted EBITDA	822	853	1,796	1,030	5,706	4,793
Total assets	114,997	69,077	114,997	69,077	82,269	59,563
Intersegment Eliminations
Segment Information
Net sales	$ (5,911)	$ (4,583)	$ (15,617)	$ (9,214)	$ (22,904)	$ (24,637)